Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Summary of status and changes for nonvested shares

	2017		2016		2015
(in thousands, except per share data) Nonvested shares	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	863	$37.78	1,146	$31.11	1,769	$26.75
Granted	329	55.06	363	46.23	388	38.38
Vested	(458)	36.01	(563)	29.95	(930)	26.05
Forfeited/canceled/adjusted	(100)	43.82	(84)	36.79	(81)	28.78
Outstanding at end of year	634	$47.19	863	$37.78	1,146	$31.11

Summary of awards authorized and status and changes for performance and market based nonvested shares

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded[1]	Potential Number of Performance-and Market-Based Shares to be Vested[2]	Year Potential Performance-and Market-Based Shares Will Fully Vest[3]
2017	319,811	596,192	2020
2016	531,700	903,364	2019
2015	383,814	687,015	2018

[1]	Shares awarded does not include dividend equivalents
[2]	Includes dividend equivalents
[3]	Represents year in which authorized performance and market-based shares will fully vest if they had been granted during 2017, 2016, and 2015, respectively.

A summary of the status of TSYS' performance- and market-based nonvested shares as of December 31, 2017, 2016 and 2015 and changes during those periods are presented below:

	2017		2016		2015
(in thousands, except per share data) Performance- and market-based nonvested shares	Shares[1]	Weighted Average Grant Date Fair Value	Shares[1]	Weighted Average Grant Date Fair Value	Shares[1]	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	982	$33.43	918	$31.19	766	$25.86
Granted	618	52.48	540	45.91	384	36.84
Vested	(621)	14.85	(140)	37.91	(241)	22.92
Forfeited/canceled/adjusted	(174)	46.98	(336)	37.70	9	22.20
Outstanding at end of year	805	$45.41	982	$33.43	918	$31.19

[1]	Includes dividend equivalents

Summary of weighted average assumptions, and weighted average fair value of options

	2017	2016	2015
Number of options granted	550,527	687,685	613,473
Weighted average exercise price	$54.97	47.01	$39.01
Risk-free interest rate	1.78%	1.24%	1.73%
Expected volatility	21.72%	21.53%	20.80%
Expected term (years)	4.6	4.5	6.3
Dividend yield	0.73%	0.86%	1.04%
Weighted average fair value	$10.85	8.50	$8.27

Summary of stock option activity, changes, remaining contractual life and intrinsic value

	2017		2016		2015
Options: (in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,996	$32.78	2,887	$28.07	4,892	$23.83
Granted	551	54.97	688	47.01	613	39.01
Exercised	(730)	30.05	(500)	23.43	(2,586)	22.68
Forfeited/canceled	(122)	52.76	(79)	43.49	(32)	20.79
Outstanding at end of year	2,695	$37.15	2,996	$32.78	2,887	$28.07
Options exercisable at year-end	1,758	$31.00	1,877	$28.45	1,439	$25.17
Weighted average fair value of options granted during the year		$10.85		$8.50		$8.27

As of December 31, 2017 the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	6.9	6.1
Aggregate intrinsic value (in thousands)	$112,964	84,572

Summary of options exercised for shares of common stock

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2017	730	$23,629
2016	500	12,984
2015	2,586	67,702

Nonvested Share Awards
Share-based Compensation
Summary of shares granted

	2017	2016	2015
Number of shares granted	329,051	362,804	388,211
Market value (in millions)	$18.1	16.8	14.9

Market Based Share Awards
Share-based Compensation
Summary of shares granted

Year Awarded	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2017	December 2019	TSR	44,275	December 2019
2016	December 2017	TSR	6,403	December 2017
2016	December 2018	TSR	52,404	December 2018
2015	July 2016, 2017 and 2018	TSR	25,000	July 2018
2015	December 2017	TSR	57,982	December 2017

Performance Based Awards
Share-based Compensation
Summary of shares granted
Year Awarded	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2017	December 2019	Adjusted Diluted EPS[1]	103,297	December 2019
2017	December 2017	Net Revenue and Adjusted Diluted EPS[1]	146,094	December 2019
2017	December 2017	Issuer Solutions Segment Net Revenue and Adjusted Segment Operating Income[2]	26,145	December 2019
2016	December 2016	Revenues before Reimbursable Items[4] and Adjusted EPS[3]	15,605	December 2016
2016	December 2017	Adjusted EPS[3]	14,940	December 2017
2016	December 2018	Merchant Segment Net Revenue, Corporate Accountability Operating Income (CAOI)[2] and attainment of synergies from TransFirst acquisition	29,332	December 2018
2016	December 2018	Revenue Growth and CAOI Growth[2]	67,517	December 2018
2016	December 2018	Merchant Segment Net Revenue and CAOI[2]	78,220	December 2018
2016	December 2018	Adjusted EPS[3]	122,284	December 2018
2016	December 2016	Revenues before Reimbursable Items[4] and Adjusted EPS[3]	144,995	December 2018
2015	December 2017	Adjusted EPS[3]	135,289	December 2017
2015	December 2015	Revenues before Reimbursable Items[4] and Adjusted EPS[3]	165,543	December 2018
[1]

Adjusted Diluted EPS is adjusted earnings divided by weighted average diluted shares outstanding used for diluted EPS calculations. Adjusted earnings is net income excluding the after-tax impact of share-based compensation expenses, amortization of acquisition intangibles, merger and acquisition expenses for completed acquisitions and litigation claims, judgments or settlement expenses and related legal expenses.

[2]	CAOI is adjusted segment operating income and includes corporate administrative expenses. Adjusted segment operating income is defined in Note 20.
[3]	Adjusted EPS is adjusted earnings divided by weighted average shares outstanding used for basic EPS.
[4]

Revenues before Reimbursable Items is total revenue less reimbursable items which consist of out-of-pocket expenses which are reimbursed by the Company’s clients. These expenses consist primarily of postage, access fees and third-party software.